Cover	Apr. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2023
Entity File Number	333-240161
Entity Registrant Name	CREATIONS, INC.
Entity Central Index Key	0001795938
Entity Tax Identification Number	84-2054332
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Sichenzia Ross Ference LLP
Entity Address, Address Line Two	1185 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable